Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement of Comprehensive Income
Net income	$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	$ 3,014	$ 3,439	$ 3,692
Other comprehensive income (loss):
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(883)	(1,020)	976
Changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income									21	(14)	2
Net changes in benefit plan assets and obligations									16	66	(494)
Net changes in unrealized foreign currency translation									(41)	(461)	(289)
Other comprehensive income (loss) before income taxes									(887)	(1,429)	195
Income tax expense (benefit)									(289)	(392)	125
Other comprehensive income (loss), net of taxes									(598)	(1,037)	70
Comprehensive income									$ 2,416	$ 2,402	$ 3,762